SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 10. SUBSEQUENT EVENTS

In October 2013, the Company issued a $35,000 note payable to an accredited investor.  The Note accrues PIK interest at .25% per annum with principal and PIK interest due at maturity, December 31, 2016.  In connection with this note, the Company issued warrants to purchase 9,777,777 shares of No-Par Common Stock for $12, which were immediately exercised.  The investor has the right, upon the Company meeting certain operating metrics, to purchase an additional $35,000 note and receive the option to purchase 14,000,000 shares of No-Par Common stock for $18.

In December 2013, the Company issued a $40,000 note payable to an accredited investor.  The Note accrues PIK interest at .25% per annum with principal and PIK interest due at maturity, December 31, 2016.  In connection with this note, the Company issued warrants to purchase 11,174,602 shares of No-Par Common Stock for $14, which were immediately exercised.  The investor has the right, upon the Company meeting certain operating metrics, to purchase an additional $40,000 note and receive the option to purchase 16,000,000 shares of No-Par Common stock for $20.